INCOME TAX - Net deferred tax assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets (liabilities)
Total deferred tax assets	$ 64,323,000	$ 42,903,000
Valuation Allowance	(59,841,000)	(37,427,000)
Deferred tax assets, net of valuation allowance	4,482,000	5,476,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member]
Deferred tax assets (liabilities)
Net operating loss carryforward	9,695	36,961
Startup/Organizational expenses	488,923	472,542
Unrealized gain on marketable securities	(4,382)	(43,985)
Total deferred tax assets	494,236	465,518
Valuation Allowance	(494,236)	(465,518)
Deferred tax assets, net of valuation allowance	$ 0	$ 0